UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Growth Fund
(Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
If an investor went to sleep at the end of 2014 and did not wake up until this past New Year’s Eve, he or she might think the markets were quite dull given the modest gains in both the S&P 500® Index and the Barclays U.S. Aggregate over the past year. Those of us who stayed awake, however, witnessed a great deal of volatility and wide performance differentiation. Furthermore, growth stocks, particularly large cap growth had a very solid year-end rally leading to a wide dispersion of returns among various style indices and market capitalization indices.

The S&P 500 Index rose 7.0% during the fourth quarter (while small cap growth stocks as measured by the Russell 2000 Growth Index rose 4.3%) pushing the index into slightly positive territory for the year bringing the total return for 2015 to 1.38%. Small cap stocks across the style indices experienced negative returns in 2015. Lastly, the dispersion of style return and market capitalization return is most pronounced when looking at the following table:

Index	Style Index	Market Capitalization	2015 Return
Russell 1000 Growth	Growth	Large	5.67%
Russell 1000 Value	Value	Large	-3.83%
Russell 2000 Growth	Growth	Small	-1.38%
Russell 2000 Value	Value	Small	-7.47%
2015 was an exceedingly difficult year for small cap managers to produce positive returns for investors. Independent third party Wall Street research firm, Empirical Research Partners, dubbed the year as “The Horsemen Ride Again”. They were referring to a handful of large cap growth stocks that experienced exceptional positive return. The media collectively called these stocks - the FANG stocks (Facebook, Amazon, Netflix and Google (now called Alphabet)). These stocks collectively drove the S&P 500 Index into positive territory in 2015. The price change for the FANG stocks is listed below:
Facebook - 34%
Netflix - 132%
Amazon - 117%
Google (Alphabet) - 46%
Investors began to chase these stocks as their fundamental business metrics (international subscriber growth, paid clicks, increasing margins, etc.) continued to positively surprise Wall Street. While economic growth remained lackluster, these companies were able to grow and show results that beat investor expectations rewarding their investors through higher and higher stock prices. On the flip side, small cap growth stock struggled in 2015.
The largest detractors to investment returns for the shareholder of the Great-West Small Cap Growth Fund were holdings within the Consumer Discretionary, Financials and Healthcare sectors.
Investments in for-profit education (consumer discretionary companies - Capella Education and Strayer Education) declined on domestic political news. The Obama administration announced a plan to provide free tuition for two year community colleges. The stocks declined as investors weighed possible future negative impact to the for-profit education industry in addition to some slowdown in enrollment growth. Lumber Liquidators (LL), another consumer stock, was impacted negatively when 60 Minutes ran a negative story on their business operations. LL specializes is hardwood and laminate flooring. The 60 Minutes report indicated that much of the laminate flooring is manufactured in China, and it fails to meet U.S. safety guidelines. It appeared that the flooring contains high levels of formaldehyde, which has been linked to cancer. The stock declined by more than 40% while the company continued to deny any allegations of unsafe products. The other consumer related stocks that negatively impacted results were related to the automotive industry, specialty retail and fast casual restaurants.
Within the Healthcare sector some of the Fund’s largest individual stock detractors were early-stage biopharmaceutical companies that suffered clinical trial failures. While several other biotechnology companies reported slower than expected sales growth for their recently launched drugs causing the stock prices to decline. Insurance, capital market and banking companies within the Financials sector also negatively impacted performance in 2015.
The technology sector was the one bright spot in the portfolio. The Fund’s technology stocks gained 17.5% versus a 5.1% return for the Russell 2000 Growth Index’s technology sector. Heartland Payments rose by more than 75% in 2015 as the company was acquired by Global Payments in a merchant acquirer consolidation. In addition, a host of other software, IT consulting service and information security holdings performed well.
Throughout 2015, the U.S. consumer has been benefiting from steady job growth, rising home values, falling gasoline prices, falling loan delinquency rates, and a strengthening in the balance sheet following the financial crisis of 2007-09. Housing activity continued to trend up through 2015 with builder sentiment moving to new cycle highs. As home prices firmed, the number of underwater mortgages continues to decline. Auto sales have risen to new cycle high and are expected to remain stable, but the pace of growth will be slower than enjoyed in recent years.
However, for now, the weight of the global economy is resting on the shoulders of the U.S. consumer. Domestic businesses have been hampered by the softer global economy, a stronger dollar, weak new orders, slower earnings growth (outside the outright declines in the energy and materials sectors) and rising inventories. The potential pressures on emerging market finances as well as rising credit risks in the energy sector have already begun showing up to some degree in wider credit spreads in the broader market. While we believe the current stresses in the bond market are largely industry or country specific and not systemic, the upward pressure on credit spreads could continue until there is an identifiable bottom in oil and other commodity prices.
With the recent equity market correct and the difficult 2015 for small cap stocks, valuations remain more reasonable relative to 10-year and 15-year medians and very attractive compared with bonds. The investment team believes that equity markets can move higher in the coming year albeit with continued volatility. Small cap growth stocks that have the ability to grow in this more difficult macroeconomic environment should have the opportunity to produce better returns into the future.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	-3.45%	8.73%	5.33%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	29.50%
Technology	19.61
Industrial	14.54
Consumer, Cyclical	14.14
Financial	7.76
Communications	6.17
Energy	2.45
Basic Materials	1.60
Short Term Investments	4.23
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 903.60	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
*	Expenses are equal to the Fund's annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.58%
1,991	Balchem Corp	$ 121,053
2,035	HB Fuller Co	74,216
		195,269
Communications — 6.08%
11,034	8x8 Inc(a)	126,339
13,091	Gray Television Inc(a)	213,383
1,374	LogMeIn Inc(a)	92,195
6,258	Q2 Holdings Inc(a)	165,024
4,774	Sinclair Broadcast Group Inc Class A	155,346
		752,287
Consumer, Cyclical — 13.93%
647	Allegiant Travel Co	108,586
5,655	American Axle & Manufacturing Holdings Inc(a)	107,106
3,706	CalAtlantic Group Inc	140,531
1,728	Casey's General Stores Inc	208,138
2,448	Cheesecake Factory Inc	112,877
1,032	Cracker Barrel Old Country Store Inc	130,888
12,173	Denny's Corp(a)	119,661
2,888	G-III Apparel Group Ltd(a)	127,823
1,553	Group 1 Automotive Inc	117,562
3,046	HNI Corp	109,839
5,426	Kirkland's Inc	78,677
824	Lithia Motors Inc Class A	87,896
7,592	Penn National Gaming Inc(a)	121,624
3,306	Tenneco Inc(a)	151,778
		1,722,986
Consumer, Non-Cyclical — 29.06%
2,109	ABIOMED Inc(a)	190,400
1,567	Adeptus Health Inc Class A(a)	85,433
4,254	AMN Healthcare Services Inc(a)	132,087
1,193	Amsurg Corp(a)	90,668
13,719	Array BioPharma Inc(a)	57,894
2,486	Cambrex Corp(a)	117,066
5,093	Depomed Inc(a)	92,336
1,657	Euronet Worldwide Inc(a)	120,016
3,037	Healthcare Services Group Inc	105,900
3,825	HealthSouth Corp	133,148
3,519	Heartland Payment Systems Inc	333,672
1,354	ICON PLC(a)	105,206
32,417	Idera Pharmaceuticals Inc(a)	100,169
2,844	Inogen Inc(a)	114,016
3,998	Insmed Inc(a)	72,564
11,405	Keryx Biopharmaceuticals Inc(a)	57,595
2,119	Lannett Co Inc(a)	85,014
1,675	LifePoint Health Inc(a)	122,945
1,817	Ligand Pharmaceuticals Inc(a)	196,999
2,020	Molina Healthcare Inc(a)	121,463
1,815	Monro Muffler Brake Inc	120,189
2,398	Neurocrine Biosciences Inc(a)	135,655
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,378	NuVasive Inc(a)	$ 128,674
7,944	NxStage Medical Inc(a)	174,053
2,882	Portola Pharmaceuticals Inc(a)	148,279
1,882	Radius Health Inc(a)	115,818
2,571	Team Health Holdings Inc(a)	112,841
1,213	Ultragenyx Pharmaceutical Inc(a)	136,074
9,534	Vanda Pharmaceutical Inc(a)	88,762
		3,594,936
Energy — 2.41%
6,780	Callon Petroleum Co(a)	56,545
2,920	Delek US Holdings Inc	71,832
3,362	Matador Resources Co(a)	66,467
1,934	PDC Energy Inc(a)	103,237
		298,081
Financial — 7.64%
1,971	AMERISAFE Inc	100,324
5,464	Cardinal Financial Corp	124,306
3,451	Ellie Mae Inc(a)	207,854
1,981	Evercore Partners Inc Class A	107,112
2,898	Home BancShares Inc	117,427
1,385	MarketAxess Holdings Inc	154,552
2,709	Texas Capital Bancshares Inc(a)	133,879
		945,454
Industrial — 14.32%
5,979	AAON Inc	138,832
1,833	AZZ Inc	101,860
1,837	Badger Meter Inc	107,630
4,288	Comfort Systems USA Inc	121,865
1,564	Dycom Industries Inc(a)	109,418
2,900	Forward Air Corp	124,729
6,936	Headwaters Inc(a)	117,010
3,177	HEICO Corp	172,702
3,721	Knight Transportation Inc	90,160
1,508	Littelfuse Inc	161,371
14,962	Mueller Water Products Inc Class A	128,673
3,860	Simpson Manufacturing Co Inc	131,819
2,818	Trex Company Inc(a)	107,197
2,317	Universal Forest Products Inc	158,413
		1,771,679
Technology — 19.31%
3,681	Aspen Technology Inc(a)	138,995
2,090	Cavium Inc(a)	137,334
3,599	CSG Systems International Inc	129,492
3,076	Demandware Inc(a)	166,012
4,323	FleetMatics Group PLC(a)	219,565
2,664	Guidewire Software Inc(a)	160,266
3,781	Imperva Inc(a)	239,375
7,330	Integrated Device Technology Inc(a)	193,145
3,602	Manhattan Associates Inc(a)	238,344
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Technology — (continued)
1,793	MAXIMUS Inc	$ 100,856
1,833	Medidata Solutions Inc(a)	90,349
4,652	Omnicell Inc(a)	144,584
3,683	Proofpoint Inc(a)	239,432
2,769	Qlik Technologies Inc(a)	87,667
2,521	Virtusa Corp(a)	104,218
		2,389,634
TOTAL COMMON STOCK — 94.33% (Cost $10,877,351)		$ 11,670,326
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.16%
$515,000	Federal Home Loan Bank 0.03%, 01/04/2016	514,999
SHORT TERM INVESTMENTS — 4.16% (Cost $514,999)		$ 514,999
TOTAL INVESTMENTS — 98.49% (Cost $11,392,350)		$ 12,185,325
OTHER ASSETS & LIABILITIES, NET — 1.51%		$ 186,372
TOTAL NET ASSETS — 100.00%		$ 12,371,697
(a)	Non-income producing security.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Small Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)	$12,185,325
Cash	205,078
Subscriptions receivable	3,887
Dividends receivable	2,879
Total Assets	12,397,169
LIABILITIES:
Payable to investment adviser	8,060
Payable for administrative services fees	3,761
Redemptions payable	13,651
Total Liabilities	25,472
NET ASSETS	$12,371,697
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$238,462
Paid-in capital in excess of par	11,388,557
Net unrealized appreciation	792,975
Accumulated net realized loss	(48,297)
NET ASSETS	$12,371,697
NET ASSETS BY CLASS
Initial Class	$12,371,697
CAPITAL STOCK:
Authorized
Initial Class	30,000,000
Issued and Outstanding
Initial Class	2,384,616
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$5.19
(a) Cost of investments	$11,392,350
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$161
Income from securities lending	74,993
Dividends	180,573
Total Income	255,727
EXPENSES:
Management fees	410,122
Administrative services fees – Initial Class	41,871
Fund administration fees	84,975
Audit fees	27,689
Custodian fees	16,028
Director's fees	8,908
Registration fees	16,995
Legal fees	4,367
Transfer agent fees	7,338
Shareholder reports expense	3,973
Other	25,400
Total Expenses	647,666
Less amount reimbursed by investment advisor	114,905
Net Expenses	532,761
NET INVESTMENT LOSS	(277,034)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	9,536,594
Net change in unrealized depreciation on investments	(9,017,299)
Net Realized and Unrealized Gain	519,295
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,261
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Small Cap Growth Fund	2015	2014
OPERATIONS:
Net investment loss	$(277,034)	$(645,490)
Net realized gain	9,536,594	9,546,422
Net change in unrealized depreciation	(9,017,299)	(12,800,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	242,261	(3,899,164)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(752,022)	(882,538)
From return of capital	(752,022)	(882,538)
From net investment income
Initial Class	-	(1,200,993)
From net investment income	0	(1,200,993)
From net realized gains
Initial Class	(8,179,963)	(8,821,387)
From net realized gains	(8,179,963)	(8,821,387)
Total Distributions	(8,931,985)	(10,904,918)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	4,982,962	27,332,043
Institutional Class	50,398,471	N/A
Shares issued in reinvestment of distributions
Initial Class	8,931,985	10,904,918
Shares redeemed
Initial Class	(83,897,393)	(25,791,576)
Institutional Class	(50,058,980)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(69,642,955)	12,445,385
Total Decrease in Net Assets	(78,332,679)	(2,358,697)
NET ASSETS:
Beginning of year	90,704,376	93,063,073
End of year	$12,371,697	$90,704,376
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	267,197	1,366,313
Institutional Class	5,032,470	N/A
Shares issued in reinvestment of distributions
Initial Class	1,685,280	591,373
Shares redeemed
Initial Class	(4,533,890)	(1,261,329)
Institutional Class	(5,032,470)	N/A
Net Increase (Decrease)	(2,581,413)	696,357
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
Income (Loss) from Investment Operations:	Less Distributions:
	Net asset value, beginning of year	Net investment loss	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$18.26	(0.14) (c)	0.09	(0.05)	(0.32)	-	(12.70)	(13.02)	$ 5.19	(3.45%)
12/31/2014	$21.80	(0.15) (c)	(0.90)	(1.05)	(0.18)	(0.30)	(2.01)	(2.49)	$18.26	(4.93%)
12/31/2013	$20.22	(0.17) (c)	9.19	9.02	(0.11)	(2.30)	(5.03)	(7.44)	$21.80	44.82%
12/31/2012	$18.52	(0.01) (c)	2.77	2.76	-	-	(1.06)	(1.06)	$20.22	15.01%
12/31/2011	$18.63	-	(0.11)	(0.11)	-	-	-	(0.00)	$18.52	(0.59%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 12,372	1.34%	1.10%	N/A	(0.57%)	63%
12/31/2014	$ 90,704	1.17%	1.10%	N/A	(0.72%)	81%
12/31/2013	$ 93,063	1.15%	1.10%	(0.77%)	(0.72%)	94%
12/31/2012	$107,595	1.11%	1.09%	(0.06%)	(0.04%)	64%
12/31/2011	$101,356	1.11%	1.10%	(0.61%)	(0.60%)	91%
(a)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Initial Class and Class L shares. The Institutional Class shares were capitalized on May 1, 2015 and closed on September 14, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2015

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 11,670,326	$ —	$ —	$ 11,670,326
Short Term Investments	—	514,999	—	514,999
Total Assets	$ 11,670,326	$ 514,999	$ 0	$ 12,185,325
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2015

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$-	$759,903
Long-term capital gain	8,179,963	9,262,477
Return of capital	752,022	882,538
	$8,931,985	$10,904,918
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments to the accounting treatment of partnerships.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss
$(1,029,054)	$277,034	$752,020
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(7,182)
Net unrealized appreciation	751,860
Tax composition of capital	$744,678
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(7,182)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$11,433,465
Gross unrealized appreciation on investments	1,749,506
Gross unrealized depreciation on investments	(997,646)
Net unrealized appreciation on investments	$751,860

Annual Report - December 31, 2015

Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees, of 0.75% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund of 1.10% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Silvant Capital Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $71,938,523 and $71,992,543, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2015

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2015.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
On December 17, 2015, the Board of Directors approved the merger of the Great-West Small Cap Growth Fund (Target Fund) into the Great-West S&P Index 600 Fund (Acquiring Fund), with an effective date on or about March 9, 2016. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Small Cap Growth Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Small Cap Growth Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016